Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2011		Jun. 30, 2010
Segment Reporting Information [Line Items]
Net Revenue	$ 233,045		$ 223,751		$ 462,342		$ 442,863
IRELAND
Segment Reporting Information [Line Items]
Net Revenue	24,080	[1]	33,906	[1]	53,433	[1]	62,878	[1]
Rest of Europe
Segment Reporting Information [Line Items]
Net Revenue	85,868		70,112		166,945		140,850
UNITED STATES
Segment Reporting Information [Line Items]
Net Revenue	93,826		96,876		186,390		194,331
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 29,271		$ 22,857		$ 55,574		$ 44,804

[1]	All sales shown for Ireland are export sales.